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   THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FILED ON
          NOVEMBER 15, 2004 FOR THE QUARTER ENDED SEPTEMBER 30, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment [X]; Amendment Number:          3
                                               ------------------
         This Amendment (Check only one.):   [   ] is a restatement.
                                             [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Satellite Asset Management, L.P.
Address:        623 Fifth Avenue, 20th Floor
                New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/S/ SIMON RAYKHER             New York, New York                   July 21, 2005
------------------            --------------------                 ------------
[Signature]                   [City, State]                        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               0
                                                            ----------
Form 13F Information Table Entry Total:                          3
                                                            ----------
Form 13F Information Table Value Total:                       $17,120
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                 FORM 13F INFORMATION TABLE
                                               SATELLITE ASSET MANAGEMENT, L.P.
                                            FOR QUARTER ENDED SEPTEMBER 30, 2004



Name of Issuer         Title of     CUSIP    Value (x   Shrs or prn  SH/  Put/Call  Investment    Other         Voting Authority
-------------          --------     -----    --------   -----------  ---  --------  ----------    -----         ----------------
                        Class                 $1000)        amt      PRN            Discretion   Managers   Sole     Shared     None
                        -----                 ------        ---      ---            ----------   --------   ----     ------     ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ARTISAN COMPONENTS INC    COM     042923012   1,208      41,500      SH               SOLE                   41,500
------------------------------------------------------------------------------------------------------------------------------------
GOLD BANC CORP INC.       COM     379907108   2,698     200,000      SH               SOLE                  200,000
------------------------------------------------------------------------------------------------------------------------------------
OCULAR SCIENCES INC       COM     675744106  13,214     275,463      SH               SOLE                  275,463
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY:  3 DATA RECORDS             $17,120